Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment
Schedule of property, plant and equipment

				Office equipment,
			Machinery	furniture fixtures
		Leasehold	and	and motor	Right of use
	Buildings	improvements	equipment	vehicles	assets	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At 31 December 2021
Opening net book amount	60,635	195,601	65,622	14,388	195,695	531,941
Additions	—	34,734	40,617	3,377	3,321	82,049
Impairment loss (Note 15)	—	(76,375)	(14,352)	(4,453)	(44,638)	(139,818)
Disposal	—	(3,675)	(8,539)	(4,271)	(3,612)	(20,097)
Business combination (Note 29)	—	527	557	—	2,159	3,243
Disposal of subsidiaries (Note 30)	—	(975)	(1,635)	(605)	(524)	(3,739)
Depreciation charges	(3,399)	(39,933)	(14,871)	(3,009)	(31,953)	(93,165)
Translation adjustments	—	(68)	(1,179)	(418)	—	(1,665)
Closing net book amount	57,236	109,836	66,220	5,009	120,448	358,749

Year ended 31 December 2021
At 31 December 2021
Cost	64,739	302,000	132,655	27,756	208,559	735,709
Accumulated depreciation and impairment	(7,503)	(192,164)	(66,435)	(22,747)	(88,111)	(376,960)
Net book amount	57,236	109,836	66,220	5,009	120,448	358,749

At 31 December 2022
Opening net book amount	57,236	109,836	66,220	5,009	120,448	358,749
Additions	105	20,861	11,509	2,999	70,177	105,651
Disposal	—	—	(930)	(1,211)	(22,381)	(24,522)
Disposal of subsidiaries (Note 30)	—	(23,469)	(2,900)	(340)	(14,161)	(40,870)
Depreciation charges	(3,305)	(13,845)	(12,364)	(1,421)	(30,156)	(61,091)
Transfer to Investment Properties	(17,101)	—	—	—	—	(17,101)
Closing net book amount	36,935	93,383	61,535	5,036	123,927	320,816

Year ended 31 December 2022
At 31 December 2022
Cost	37,021	289,207	131,668	25,663	214,787	698,346
Accumulated depreciation and impairment	(86)	(195,824)	(70,133)	(20,627)	(90,860)	(377,530)
Net book amount	36,935	93,383	61,535	5,036	123,927	320,816